SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
SHARE CAPITAL
33.	SHARE CAPITAL

	Number of shares	Share capital
		Thousand US$
The Company
Ordinary shares of US$0.0001 each
Authorized:
On August 19, 2013 and December 31, 2013	500,000,000	—
Issued:
On August 19, 2013 and December 31, 2013	339,196,670	—
Issued at IPO	50,830,000	5
On December 31, 2014 and 2015	390,026,670	5
Issued:
On July 15, 2016	29,519,844	3
On December 31, 2016, 2017 and 2018	419,546,514	8
Adjustment on ratio change	(20)	—
On December 31, 2019	419,546,494	8

During the year ended December 31, 2016, the Company issued 29,519,844 restricted ordinary shares to SunPeak Universal Holdings, Inc. as part of the consideration to acquire 23 solar parks in USA (Note 21 (1)). The par value and fair value of shares issued was US$2,952 and US$10,147,446 as of the acquisition date.

On November 8, 2019, the Company effected a change of the ADS-to-ordinary-share ratio from one (1) ADS representing eight (8) ordinary shares to one (1) ADS representing twenty (20) ordinary shares each ADS represents twenty ordinary shares. The number of shares as of December 31, 2019 is adjusted based on the ratio change.